Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Contractual Terms of Long Term Incentive Plan

At December 31, 2013, the contractual terms of the Long Term Incentive Plan were therefore as follows:

Plan	Beneficiary	Number of shares	Vesting date		Vesting portion
Company Performance LTI	Chairman	1,000,000	February 1, 2015		1,000,000
Retention LTI	Chairman	1,100,000	February 22, 2013	(*)	366,667
			February 22, 2014	(*)	366,667
			February 22, 2015		366,666

(*)	As of February 27, 2014 the beneficiary has not exercised his rights with respect to the restricted share units vested.

Performance-Based Share Activity

The following table reflects share activity under the Company Performance LTI for the year ended December 31, 2013:

	2013
	Number of Shares	Grant-Date Fair Value (in €)
Nonvested at beginning of year	1,000,000	€7.795
Granted	—	€—
Forfeited	—	€—
Vested	—	€—

Nonvested at end of year	1,000,000	€7.795

The following table reflects share activity under the Retention LTI for the year ended December 31, 2013:

	2013
	Number of Shares		Grant-Date Fair Value (in €)
Nonvested at beginning of year	1,100,000		€7.795
Granted	—		€—
Forfeited	—		€—
Vested	(366.667	)(a)	€7.795

Nonvested at end of year	733,333		€7.795

(a)	As of February 27, 2014 the beneficiary has not exercised his rights with respect to the restricted share units vested.

Additional Share Based Compensation Information

The table below provides additional share-based compensation information for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
	(in millions)
Total intrinsic value of options exercised	$30	$45	$28
Fair value of shares vested	$50	$7	$3
Cash received from share award exercises	$63	$68	$31
Tax benefit of options exercised and shares vested	$3	$3	$3

CNH EIP [Member]
Summary of Outstanding Stock Options

The following table summarizes outstanding stock options under the CNH EIP at December 31, 2013:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Shares Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)	Shares Exercisable	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)
$2.92–$5.00	495,631	1.1	$2.92	$4,178,169	495,631	1.1	$2.92	$4,178,169
$5.01–$10.00	6,522,657	3.4	$8.03	$21,634,112	3,306,154	2.6	$7.32	$13,335,535
$10.01–$15.00	5,603,457	3.1	$10.16	$6,694,717	2,929,934	3.0	$10.16	$3,486,489

				$32,506,998				$21,000,193

(A)

The difference between the exercise price of share-based compensation and the year-end market price of CNH Industrial common shares of $11.35. No amount is shown for awards with an exercise price that is greater than the year-end market price.

Stock Option Activity

Changes during the period in stock option plans are as follows:

	2013
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	17,666,452	$10.57
Anti-dilution adjustment for the special dividend	3,796,996	$8.70
Additional shares issued for the 2012 Grant	171,575	$8.77
Forfeited	(390,612)	$9.36
Expired	(345,348)	$11.04
Exercised	(8,277,318)	$8.45

Outstanding at end of year	12,621,745	$8.77

Exercisable at end of year	6,731,719	$8.23

Summary of Weighted-Average Assumptions Used under Black-Scholes

The assumptions used under the Black-Scholes pricing model were as follows:

	2012	2011
Risk-free interest rate	0.40%	1.40%
Expected Dividend yield	0.00%	0.30%
Price volatility of CNH Global N.V. shares	51.70%	75.10%
Option life (years)	3.39	3.81

Performance Shares [Member] | CNH EIP [Member]
Schedule of Performance-Based Share Activity

The following table reflects performance-based share activity under the CNH EIP for the year ended December 31, 2013:

	2013
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	7,367,897	$9.21
Anti-dilution adjustment for the special dividend	1,584,060	$7.58
Granted	—	$—
Forfeited	(415,239)	$7.54
Vested	(2,921,194)	$7.54

Nonvested at end of year	5,615,524	$7.61

Restricted Stock Units [Member] | CNH EIP [Member]
Schedule of Restricted-Based Share Activity

The following table reflects restricted share activity under the CNH EIP for the year ended December 31, 2013:

	2013
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	1,696,715	$9.28
Anti-dilution adjustment for the special dividend	363,988	$7.64
Granted	—	$—
Forfeited	(102,703)	$7.66
Vested	(1,027,475)	$7.36

Nonvested at end of year	930,525	$7.95